BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Shares
Shares Value
Common Stocks
Australia — 7.7%
Ampol Ltd. .................. 3,135 $ 63,916
ANZ Group Holdings Ltd. ........ 38,055 586,432
APA Group
(a)
................. 15,282 103,814
Aristocrat Leisure Ltd. ........... 7,630 190,769
ASX Ltd. ................... 2,583 112,801
Aurizon Holdings Ltd. ........... 23,960 53,967
BHP Group Ltd. ............... 64,133 2,027,496
BlueScope Steel Ltd. ........... 6,134 83,026
Brambles Ltd. ................ 17,177 154,872
Cochlear Ltd. ................ 828 131,818
Coles Group Ltd. .............. 16,964 204,970
Commonwealth Bank of Australia
(b)
.. 21,420 1,414,266
Dexus ..................... 14,431 72,961
EBOS Group Ltd. .............. 2,050 59,737
Endeavour Group Ltd. .......... 17,790 80,825
Flutter Entertainment plc
(c)
........ 2,126 386,871
Fortescue Metals Group Ltd. ...... 21,176 318,309
Glencore plc ................. 130,332 749,959
Goodman Group .............. 21,570 273,720
GPT Group (The) .............. 23,998 68,580
IDP Education Ltd. ............. 2,611 48,117
IGO Ltd. .................... 8,667 74,321
Insurance Australia Group Ltd. ..... 31,789 100,062
Lendlease Corp. Ltd.
(a)
.......... 8,407 40,914
Lottery Corp. Ltd. (The) .......... 27,737 95,398
Macquarie Group Ltd. ........... 4,669 552,808
Medibank Pvt Ltd. ............. 35,917 81,053
Mineral Resources Ltd. .......... 2,132 115,249
Mirvac Group ................ 49,339 69,105
National Australia Bank Ltd. ....... 39,639 738,608
Newcrest Mining Ltd. ........... 11,178 199,532
Northern Star Resources Ltd. ...... 15,205 124,683
Orica Ltd. ................... 5,916 61,115
Origin Energy Ltd. ............. 21,517 119,830
Pilbara Minerals Ltd. ............ 32,264 85,835
Qantas Airways Ltd.
(c)
........... 12,572 56,115
QBE Insurance Group Ltd. ....... 18,704 183,122
Ramsay Health Care Ltd. ........ 2,295 102,548
REA Group Ltd. ............... 701 65,364
Reece Ltd. .................. 2,861 33,530
Rio Tinto Ltd. ................ 4,647 373,385
Rio Tinto plc ................. 14,171 961,899
Santos Ltd. .................. 39,935 183,797
Scentre Group ................ 66,680 123,430
SEEK Ltd. .................. 4,001 64,677
Sonic Healthcare Ltd. ........... 5,750 134,797
South32 Ltd. ................. 59,618 174,724
Stockland ................... 29,531 79,078
Suncorp Group Ltd. ............ 15,622 126,931
Telstra Group Ltd. ............. 51,980 147,176
Transurban Group
(a)
............ 38,669 369,227
Treasury Wine Estates Ltd. ....... 8,584 75,357
Vicinity Ltd. .................. 52,795 69,048
Washington H Soul Pattinson & Co.
Ltd. ..................... 2,711 54,943
Wesfarmers Ltd. .............. 14,469 489,031
Westpac Banking Corp. ......... 44,011 640,783
WiseTech Global Ltd. ........... 1,912 84,231
Woodside Energy Group Ltd. ...... 23,895 533,818
Woolworths Group Ltd. .......... 15,199 386,400
15,159,150
Security
Shares
Shares Value
Austria — 0.2%
Erste Group Bank AG ........... 4,223 $ 139,906
Mondi plc ................... 6,082 96,564
OMV AG ................... 1,883 86,473
Verbund AG ................. 878 76,371
voestalpine AG ............... 1,524 51,820
451,134
Belgium — 0.9%
Ageas SA/NV ................ 2,041 88,290
Anheuser-Busch InBev SA/NV
(b)
.... 11,054 736,858
D'ieteren Group ............... 313 60,904
Elia Group SA/NV ............. 423 55,860
Groupe Bruxelles Lambert NV ..... 1,235 104,728
KBC Group NV ............... 3,224 221,524
Sofina SA ................... 198 44,470
Solvay SA ................... 973 111,278
UCB SA .................... 1,583 141,483
Umicore SA ................. 2,657 90,129
Warehouses De Pauw CVA ....... 1,870 55,607
1,711,131
Brazil — 0.1%
Yara International ASA .......... 2,127 92,441
Chile — 0.1%
Antofagasta plc ............... 4,848 94,960
China — 0.6%
BOC Hong Kong Holdings Ltd. ..... 46,500 144,766
Budweiser Brewing Co. APAC Ltd.
(d)(e)
22,100 67,258
ESR Group Ltd.
(d)(e)
............ 25,200 45,191
Prosus NV
(c)
................. 10,142 794,160
SITC International Holdings Co. Ltd. . 17,000 36,536
Wilmar International Ltd. ......... 22,600 71,599
Xinyi Glass Holdings Ltd. ........ 21,000 37,567
1,197,077
Denmark — 3.0%
AP Moller - Maersk A/S, Class A .... 41 72,736
AP Moller - Maersk A/S, Class B .... 62 112,698
Carlsberg A/S, Class B .......... 1,232 191,166
Chr Hansen Holding A/S ......... 1,315 100,033
Coloplast A/S, Class B .......... 1,524 200,661
Danske Bank A/S
(c)
............. 8,480 170,607
Demant A/S
(c)
................ 1,049 36,827
DSV A/S .................... 2,361 457,792
Genmab A/S
(c)
................ 828 312,988
Novo Nordisk A/S, Class B ....... 20,966 3,329,849
Novozymes A/S, Class B ......... 2,560 131,080
Orsted A/S
(d)(e)
................ 2,416 206,007
Pandora A/S ................. 1,226 117,682
ROCKWOOL A/S, Class B ....... 102 25,012
Tryg A/S .................... 4,545 99,379
Vestas Wind Systems A/S ........ 12,748 371,533
5,936,050
Finland — 1.2%
Elisa OYJ ................... 1,747 105,364
Fortum OYJ
(c)
................ 5,443 83,379
Kesko OYJ, Class B ............ 3,461 74,381
Kone OYJ, Class B ............ 4,203 219,203
Metso Outotec OYJ ............ 8,391 91,625
Neste OYJ .................. 5,345 264,064
Nokia OYJ .................. 68,376 335,650
Nordea Bank Abp ............. 41,861 447,008
Orion OYJ, Class B ............ 1,385 61,907
Sampo OYJ, Class A ........... 6,059 285,895

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Finland (continued)
Stora Enso OYJ, Class R ........ 7,327 $ 95,323
UPM-Kymmene OYJ
(c)
.......... 6,733 226,148
Wartsila OYJ Abp .............. 5,901 55,689
2,345,636
France — 10.6%
Accor SA
(c)
.................. 1,977 64,274
Adevinta ASA
(c)
............... 3,059 21,716
Aeroports de Paris
(c)
............ 395 56,391
Air Liquide SA
(b)
............... 6,611 1,106,607
Airbus SE ................... 7,517 1,004,027
Alstom SA .................. 3,965 107,952
Amundi SA
(d)(e)
................ 804 50,659
Arkema SA .................. 729 71,979
AXA SA .................... 23,648 721,680
BioMerieux .................. 551 58,084
BNP Paribas SA .............. 13,964 833,896
Bollore SE .................. 11,639 71,948
Bouygues SA ................ 2,914 98,278
Bureau Veritas SA ............. 3,861 110,936
Capgemini SE ................ 2,059 382,635
Carrefour SA ................. 7,725 156,181
Cie de Saint-Gobain ............ 6,290 357,546
Cie Generale des Etablissements
Michelin SCA .............. 8,620 263,499
Covivio SA .................. 612 35,600
Credit Agricole SA ............. 15,471 174,531
Danone SA .................. 8,087 503,202
Dassault Aviation SA ........... 330 65,284
Dassault Systemes SE .......... 8,402 346,591
Edenred .................... 3,130 185,248
Eiffage SA .................. 1,069 115,683
Engie SA ................... 23,207 367,244
EssilorLuxottica SA ............ 3,698 668,904
Eurazeo SE ................. 537 38,224
Gecina SA .................. 601 62,384
Getlink SE .................. 5,724 94,272
Hermes International ........... 398 806,052
Ipsen SA ................... 501 55,166
Kering SA ................... 950 619,807
Klepierre SA ................. 2,844 64,480
La Francaise des Jeux SAEM
(d)(e)
... 1,366 56,932
Legrand SA ................. 3,319 303,265
L'Oreal SA .................. 3,055 1,365,105
LVMH Moet Hennessy Louis Vuitton SE 3,506 3,218,188
Orange SA .................. 25,324 300,854
Pernod Ricard SA ............. 2,622 593,702
Publicis Groupe SA ............ 2,949 230,198
Remy Cointreau SA ............ 300 54,625
Renault SA
(c)
................. 2,327 94,840
Safran SA ................... 4,315 638,778
Sartorius Stedim Biotech ......... 340 104,310
SEB SA .................... 330 37,549
Societe Generale SA ........... 10,298 232,028
Sodexo SA .................. 1,160 113,298
Teleperformance .............. 735 177,601
Thales SA ................... 1,328 196,341
TotalEnergies SE .............. 31,490 1,856,768
Unibail-Rodamco-Westfield
(c)
...... 1,573 84,637
Valeo ...................... 2,440 50,068
Veolia Environnement SA ........ 8,346 257,534
Vinci SA .................... 6,839 784,040
Vivendi SE .................. 8,856 89,548
Wendel SE .................. 293 30,982
Security
Shares
Shares Value
France (continued)
Worldline SA
(c)(d)(e)
............. 3,016 $ 128,176
20,740,327
Germany — 7.9%
adidas AG .................. 2,050 363,409
Allianz SE (Registered) .......... 5,103 1,177,957
Aroundtown SA
(b)
.............. 12,558 17,952
BASF SE ................... 11,563 607,042
Bayer AG (Registered) .......... 12,414 793,026
Bayerische Motoren Werke AG .... 4,197 459,986
Bechtle AG .................. 1,038 49,707
Beiersdorf AG ................ 1,247 162,219
Brenntag SE ................. 2,046 153,974
Carl Zeiss Meditec AG .......... 529 73,685
Commerzbank AG
(c)
............ 13,381 140,878
Continental AG ............... 1,422 106,550
Covestro AG
(d)(e)
............... 2,490 103,119
Daimler Truck Holding AG
(c)
....... 5,690 192,032
Deutsche Bank AG (Registered) .... 26,090 265,314
Deutsche Boerse AG ........... 2,407 468,667
Deutsche Lufthansa AG (Registered)
(c)
8,000 88,980
Deutsche Post AG (Registered) .... 12,528 586,757
Deutsche Telekom AG (Registered) . 41,111 996,214
E.ON SE ................... 28,677 357,738
Evonik Industries AG ........... 2,692 56,637
Fresenius Medical Care AG & Co.
KGaA ................... 2,588 109,846
Fresenius SE & Co. KGaA ........ 5,288 142,793
GEA Group AG ............... 1,958 89,319
Hannover Rueck SE ............ 747 146,099
HeidelbergCement AG .......... 1,850 135,082
HelloFresh SE
(c)
............... 2,085 49,722
Henkel AG & Co. KGaA ......... 1,253 91,152
Infineon Technologies AG ........ 16,615 682,298
Knorr-Bremse AG ............. 925 61,615
LEG Immobilien SE ............ 886 48,691
Mercedes-Benz Group AG ........ 10,118 778,102
Merck KGaA ................. 1,648 307,245
MTU Aero Engines AG .......... 656 164,157
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,782 623,051
Nemetschek SE ............... 741 51,152
Puma SE ................... 1,324 82,078
Rational AG ................. 65 43,692
Rheinmetall AG ............... 547 162,049
RWE AG ................... 8,207 353,134
SAP SE .................... 13,215 1,668,665
Scout24 SE
(d)(e)
............... 949 56,446
Siemens AG (Registered) ........ 9,680 1,568,198
Siemens Energy AG
(c)
........... 6,537 144,151
Siemens Healthineers AG
(d)(e)
...... 3,577 206,221
Symrise AG ................. 1,720 187,177
Telefonica Deutschland Holding AG . 13,365 41,141
United Internet AG (Registered) .... 1,075 18,531
Volkswagen AG ............... 401 68,782
Vonovia SE .................. 9,148 172,301
Zalando SE
(c)(d)(e)
.............. 2,782 116,595
15,591,328
Hong Kong — 2.5%
AIA Group Ltd. ............... 149,554 1,568,426
CK Asset Holdings Ltd. .......... 25,159 152,531
CK Infrastructure Holdings Ltd. ..... 9,000 48,968
CLP Holdings Ltd. ............. 20,783 150,181
Futu Holdings Ltd., ADR
(c)
........ 632 32,769
Hang Lung Properties Ltd. ........ 27,000 50,523

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Hong Kong (continued)
Hang Seng Bank Ltd. ........... 9,574 $ 136,098
Henderson Land Development Co. Ltd. 18,836 65,169
HKT Trust & HKT Ltd.
(a)
.......... 50,100 66,507
Hong Kong & China Gas Co. Ltd. ... 140,220 123,451
Hong Kong Exchanges & Clearing Ltd. 15,007 665,181
Hongkong Land Holdings Ltd. ..... 13,800 60,713
Jardine Matheson Holdings Ltd. .... 2,000 97,284
Link REIT ................... 32,040 206,025
MTR Corp. Ltd. ............... 20,000 96,526
New World Development Co. Ltd. ... 18,361 49,218
Power Assets Holdings Ltd. ....... 18,500 99,249
Prudential plc ................ 34,524 472,690
Sino Land Co. Ltd. ............. 45,311 61,275
Sun Hung Kai Properties Ltd. ...... 18,000 252,173
Swire Pacific Ltd., Class A ........ 6,500 49,952
Swire Properties Ltd. ........... 15,600 40,150
Techtronic Industries Co. Ltd. ...... 17,500 189,614
WH Group Ltd.
(d)(e)
............. 100,500 59,913
Wharf Real Estate Investment Co. Ltd. 21,953 126,392
4,920,978
Ireland — 0.6%
AerCap Holdings NV
(c)
.......... 2,077 116,790
AIB Group plc ................ 13,600 55,047
Bank of Ireland Group plc ........ 13,611 137,720
CRH plc .................... 9,503 480,094
Kerry Group plc, Class A ......... 2,035 202,941
Kingspan Group plc ............ 1,962 134,447
Smurfit Kappa Group plc ......... 3,082 111,784
1,238,823
Israel — 0.6%
Azrieli Group Ltd. .............. 564 32,407
Bank Hapoalim BM ............ 16,068 133,726
Bank Leumi Le-Israel BM ........ 19,532 147,755
Bezeq The Israeli Telecommunication
Corp. Ltd. ................. 26,243 35,728
Check Point Software Technologies
Ltd.
(b)(c)
................... 1,252 162,760
Elbit Systems Ltd.
(b)
............ 313 53,307
First International Bank of Israel Ltd.
(The) .................... 698 24,708
ICL Group Ltd. ................ 9,360 63,419
Israel Discount Bank Ltd., Class A .. 15,550 76,385
Mizrahi Tefahot Bank Ltd. ........ 1,858 58,246
Nice Ltd.
(c)
.................. 819 186,567
Teva Pharmaceutical Industries Ltd.,
ADR
(c)
................... 14,621 129,396
Tower Semiconductor Ltd.
(b)(c)
...... 1,371 58,443
Wix.com Ltd.
(c)
................ 700 69,860
1,232,707
Italy — 2.1%
Amplifon SpA ................ 1,578 54,694
Assicurazioni Generali SpA ....... 14,136 281,654
Coca-Cola HBC AG
(c)
........... 2,617 71,641
Davide Campari-Milano NV ....... 6,845 83,522
DiaSorin SpA ................ 323 34,038
Enel SpA ................... 103,984 634,194
Eni SpA .................... 31,436 438,418
Ferrari NV .................. 1,568 424,903
FinecoBank Banca Fineco SpA .... 7,920 121,343
Infrastrutture Wireless Italiane SpA
(d)(e)
4,226 55,523
Intesa Sanpaolo SpA ........... 203,915 523,336
Mediobanca Banca di Credito
Finanziario SpA ............. 7,311 73,468
Security
Shares
Shares Value
Italy (continued)
Moncler SpA ................. 2,575 $ 177,859
Nexi SpA
(c)(d)(e)
................ 7,615 61,888
Poste Italiane SpA
(d)(e)
........... 6,946 70,833
Prysmian SpA ................ 3,194 134,118
Recordati Industria Chimica e
Farmaceutica SpA ........... 1,390 58,796
Snam SpA .................. 25,938 137,524
Telecom Italia SpA
(c)
............ 125,782 41,481
Terna - Rete Elettrica Nazionale .... 17,272 141,758
UniCredit SpA ................ 24,431 460,472
4,081,463
Japan — 21.4%
Advantest Corp. ............... 2,300 213,225
Aeon Co. Ltd. ................ 8,100 157,147
AGC, Inc. ................... 2,500 93,202
Aisin Corp. .................. 1,900 52,369
Ajinomoto Co., Inc.
(b)
........... 5,700 198,291
ANA Holdings, Inc.
(c)
............ 2,000 43,470
Asahi Group Holdings Ltd. ........ 5,800 215,865
Asahi Intecc Co. Ltd. ........... 2,800 49,471
Asahi Kasei Corp. ............. 15,700 109,965
Astellas Pharma, Inc. ........... 23,200 329,610
Azbil Corp. .................. 1,600 43,823
Bandai Namco Holdings, Inc. ...... 7,500 161,694
BayCurrent Consulting, Inc. ....... 1,700 70,581
Bridgestone Corp. ............. 7,200 292,483
Brother Industries Ltd. .......... 3,000 45,198
Canon, Inc. .................. 12,700 282,827
Capcom Co. Ltd. .............. 2,200 78,739
Central Japan Railway Co. ....... 1,800 214,775
Chiba Bank Ltd. (The) ........... 6,300 40,662
Chubu Electric Power Co., Inc. ..... 8,100 85,450
Chugai Pharmaceutical Co. Ltd. .... 8,500 209,887
Concordia Financial Group Ltd. .... 14,300 52,709
CyberAgent, Inc. .............. 5,200 44,059
Dai Nippon Printing Co. Ltd. ...... 2,700 75,596
Daifuku Co. Ltd. ............... 3,900 72,412
Dai-ichi Life Holdings, Inc. ........ 12,300 226,117
Daiichi Sankyo Co. Ltd. .......... 22,239 811,226
Daikin Industries Ltd.
(b)
.......... 3,100 556,160
Daito Trust Construction Co. Ltd. ... 800 79,704
Daiwa House Industry Co. Ltd. ..... 7,600 179,066
Daiwa House REIT Investment Corp. 27 55,323
Daiwa Securities Group, Inc.
(b)
..... 18,500 86,850
Denso Corp. ................. 5,400 304,816
Dentsu Group, Inc. ............. 2,600 91,646
Disco Corp. .................. 1,200 139,598
East Japan Railway Co. ......... 3,800 210,298
Eisai Co. Ltd. ................ 3,100 176,079
ENEOS Holdings, Inc. .......... 39,550 138,762
FANUC Corp. ................ 12,000 433,346
Fast Retailing Co. Ltd. .......... 2,100 459,716
Fuji Electric Co. Ltd. ............ 1,600 63,185
FUJIFILM Holdings Corp.
(b)
....... 4,700 238,586
Fujitsu Ltd. .................. 2,500 337,826
GLP J-Reit .................. 54 58,370
GMO Payment Gateway, Inc. ...... 500 43,289
Hakuhodo DY Holdings, Inc. ...... 3,100 35,146
Hamamatsu Photonics KK ........ 1,700 91,701
Hankyu Hanshin Holdings, Inc. ..... 3,000 88,956
Hikari Tsushin, Inc. ............. 300 42,158
Hirose Electric Co. Ltd. .......... 435 56,910
Hitachi Construction Machinery Co. Ltd. 1,400 32,630
Hitachi Ltd. .................. 12,100 665,024
Honda Motor Co. Ltd. ........... 20,900 552,829

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Japan (continued)
Hoshizaki Corp. ............... 1,400 $ 51,722
Hoya Corp. .................. 4,500 497,306
Hulic Co. Ltd. ................ 4,700 38,659
Ibiden Co. Ltd. ................ 1,300 52,134
Idemitsu Kosan Co. Ltd. ......... 2,425 53,090
Iida Group Holdings Co. Ltd. ...... 2,000 32,653
Inpex Corp. .................. 13,600 143,922
Isuzu Motors Ltd. .............. 7,300 87,242
ITOCHU Corp. ............... 15,000 488,497
Itochu Techno-Solutions Corp. ..... 1,300 32,032
Japan Airlines Co. Ltd. .......... 1,500 29,247
Japan Exchange Group, Inc. ...... 6,300 96,351
Japan Metropolitan Fund Investment
Corp. .................... 88 64,262
Japan Post Bank Co. Ltd. ........ 18,600 151,915
Japan Post Holdings Co. Ltd. ...... 30,700 249,160
Japan Post Insurance Co. Ltd. ..... 2,300 35,847
Japan Real Estate Investment Corp. . 15 59,779
Japan Tobacco, Inc. ............ 15,000 316,853
JFE Holdings, Inc. ............. 6,500 82,501
JSR Corp. .................. 2,200 52,044
Kajima Corp. ................. 5,200 62,751
Kansai Electric Power Co., Inc. (The) 8,400 81,807
Kao Corp. ................... 5,900 229,659
KDDI Corp. .................. 20,500 632,174
Keio Corp. .................. 1,200 42,138
Keisei Electric Railway Co. Ltd. .... 1,600 49,284
Keyence Corp. ............... 2,456 1,203,707
Kikkoman Corp. ............... 1,900 97,002
Kintetsu Group Holdings Co. Ltd. ... 2,100 67,649
Kirin Holdings Co. Ltd. .......... 10,400 164,536
Kobayashi Pharmaceutical Co. Ltd. .. 600 36,696
Kobe Bussan Co. Ltd. ........... 2,000 55,844
Koei Tecmo Holdings Co. Ltd. ..... 1,560 28,195
Koito Manufacturing Co. Ltd. ...... 2,400 45,495
Komatsu Ltd. ................ 11,600 287,972
Konami Group Corp. ........... 1,200 55,077
Kose Corp. .................. 400 47,543
Kubota Corp. ................ 13,000 197,097
Kurita Water Industries Ltd. ....... 1,300 59,549
Kyocera Corp. ................ 4,100 213,880
Kyowa Kirin Co. Ltd. ............ 3,500 76,410
Lasertec Corp. ............... 900 159,912
Lixil Corp. ................... 3,500 57,771
M3, Inc. .................... 5,600 140,947
Makita Corp. ................. 2,700 67,243
Marubeni Corp. ............... 19,700 267,914
MatsukiyoCocokara & Co. ........ 1,400 74,160
Mazda Motor Corp. ............ 7,600 70,102
McDonald's Holdings Co. Japan Ltd. . 1,000 41,574
MEIJI Holdings Co. Ltd. ......... 2,400 57,080
MinebeaMitsumi, Inc. ........... 4,600 87,844
MISUMI Group, Inc. ............ 3,400 85,436
Mitsubishi Chemical Group Corp. ... 15,800 93,970
Mitsubishi Corp. ............... 15,900 571,390
Mitsubishi Electric Corp. ......... 24,300 290,388
Mitsubishi Estate Co. Ltd.
(b)
....... 14,200 168,904
Mitsubishi HC Capital, Inc. ........ 8,300 42,859
Mitsubishi Heavy Industries Ltd. .... 4,000 147,364
Mitsubishi UFJ Financial Group, Inc. . 151,660 971,939
Mitsui & Co. Ltd. .............. 18,200 567,291
Mitsui Chemicals, Inc. ........... 2,400 61,969
Mitsui Fudosan Co. Ltd. ......... 11,400 214,143
Mitsui OSK Lines Ltd.
(b)
.......... 4,200 105,326
Mizuho Financial Group, Inc. ...... 30,370 430,269
Security
Shares
Shares Value
Japan (continued)
MonotaRO Co. Ltd. ............ 3,000 $ 37,787
MS&AD Insurance Group Holdings, Inc. 5,600 173,549
Murata Manufacturing Co. Ltd. ..... 7,300 444,900
NEC Corp. .................. 3,200 123,537
Nexon Co. Ltd. ............... 6,300 150,436
NGK Insulators Ltd. ............ 2,900 38,455
Nidec Corp. ................. 5,600 291,430
Nihon M&A Center Holdings, Inc. ... 3,800 28,482
Nintendo Co. Ltd. .............. 14,000 543,782
Nippon Building Fund, Inc. ........ 19 79,088
Nippon Express Holdings, Inc. ..... 1,000 60,340
Nippon Paint Holdings Co. Ltd. ..... 10,800 101,553
Nippon Prologis REIT, Inc. ........ 27 57,160
Nippon Sanso Holdings Corp. ..... 2,200 39,747
Nippon Shinyaku Co. Ltd. ........ 600 26,475
Nippon Steel Corp. ............. 10,200 240,531
Nippon Telegraph & Telephone Corp. 15,000 448,241
Nippon Yusen KK
(b)
............ 6,000 140,150
Nissan Chemical Corp. .......... 1,500 68,126
Nissan Motor Co. Ltd.
(b)
.......... 28,700 108,618
Nisshin Seifun Group, Inc. ........ 2,600 30,428
Nissin Foods Holdings Co. Ltd. .... 800 73,152
Nitori Holdings Co. Ltd. .......... 1,000 120,762
Nitto Denko Corp. ............. 1,900 122,970
Nomura Holdings, Inc. .......... 37,900 146,117
Nomura Real Estate Holdings, Inc. .. 1,600 35,430
Nomura Real Estate Master Fund, Inc. 52 58,271
Nomura Research Institute Ltd.
(b)
... 5,010 117,172
NTT Data Corp. ............... 7,700 101,228
Obayashi Corp. ............... 8,600 65,811
Obic Co. Ltd. ................. 900 142,554
Odakyu Electric Railway Co. Ltd. ... 3,500 45,536
Oji Holdings Corp. ............. 9,600 38,010
Olympus Corp. ............... 15,500 272,223
Omron Corp. ................. 2,400 140,465
Ono Pharmaceutical Co. Ltd.
(b)
..... 4,700 97,940
Open House Group Co. Ltd. ...... 1,000 37,500
Oracle Corp. Japan ............ 500 36,110
Oriental Land Co. Ltd. .......... 12,500 427,991
ORIX Corp. .................. 15,400 253,915
Osaka Gas Co. Ltd. ............ 5,000 82,139
Otsuka Corp. ................ 1,400 49,721
Otsuka Holdings Co. Ltd. ........ 4,900 155,573
Pan Pacific International Holdings
Corp. .................... 4,700 90,927
Panasonic Holdings Corp. ........ 27,600 246,940
Persol Holdings Co. Ltd. ......... 2,400 48,324
Rakuten Group, Inc. ............ 10,400 48,503
Recruit Holdings Co. Ltd. ........ 18,100 497,914
Renesas Electronics Corp.
(c)
...... 14,600 211,420
Resona Holdings, Inc. .......... 27,400 132,181
Ricoh Co. Ltd. ................ 7,200 54,008
Rohm Co. Ltd.
(b)
............... 1,100 91,681
SBI Holdings, Inc. ............. 2,945 58,487
SCSK Corp. ................. 2,100 30,748
Secom Co. Ltd. ............... 2,700 166,395
Seiko Epson Corp. ............. 3,700 52,866
Sekisui Chemical Co. Ltd. ........ 5,000 71,012
Sekisui House Ltd. ............. 7,800 158,974
Seven & i Holdings Co. Ltd. ....... 9,640 435,479
SG Holdings Co. Ltd. ........... 3,600 53,381
Sharp Corp.
(b)(c)
............... 2,300 16,262
Shimadzu Corp. ............... 3,100 97,317
Shimano, Inc. ................ 900 156,047
Shimizu Corp. ................ 7,300 41,371

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Japan (continued)
Shin-Etsu Chemical Co. Ltd. ...... 23,500 $ 762,835
Shionogi & Co. Ltd. ............ 3,300 148,848
Shiseido Co. Ltd. .............. 5,200 243,793
Shizuoka Financial Group, Inc. ..... 5,700 40,931
SMC Corp.
(b)
................. 700 371,082
SoftBank Corp.
(b)
.............. 36,600 422,503
SoftBank Group Corp. .......... 15,100 593,634
Sompo Holdings, Inc. ........... 4,100 162,463
Sony Group Corp. ............. 16,000 1,457,334
Square Enix Holdings Co. Ltd. ..... 1,000 48,056
Subaru Corp.
(b)
............... 7,800 124,516
SUMCO Corp. ................ 4,200 63,185
Sumitomo Chemical Co. Ltd. ...... 17,900 60,269
Sumitomo Corp. .............. 14,200 251,558
Sumitomo Electric Industries Ltd. ... 9,200 118,192
Sumitomo Metal Mining Co. Ltd. .... 3,100 118,618
Sumitomo Mitsui Financial Group, Inc. 16,600 664,292
Sumitomo Mitsui Trust Holdings, Inc. . 4,100 140,860
Sumitomo Realty & Development Co.
Ltd. ..................... 3,800 85,810
Suntory Beverage & Food Ltd. ..... 1,800 67,047
Suzuki Motor Corp. ............ 4,600 167,520
Sysmex Corp. ................ 2,100 137,826
T&D Holdings, Inc. ............. 6,400 79,321
Taisei Corp. ................. 2,500 77,347
Takeda Pharmaceutical Co. Ltd.
(b)
... 18,971 623,075
TDK Corp. .................. 4,800 172,302
Terumo Corp. ................ 8,100 219,067
TIS, Inc. .................... 2,900 76,692
Tobu Railway Co. Ltd. ........... 2,500 59,852
Toho Co. Ltd. ................ 1,500 57,509
Tokio Marine Holdings, Inc. ....... 23,100 444,559
Tokyo Electric Power Co. Holdings,
Inc.
(c)
.................... 19,200 68,587
Tokyo Electron Ltd.
(b)
........... 5,700 696,347
Tokyo Gas Co. Ltd. ............ 4,800 90,207
Tokyu Corp. ................. 6,600 87,860
TOPPAN, Inc. ................ 3,300 66,503
Toray Industries, Inc.
(b)
.......... 16,800 96,108
Toshiba Corp. ................ 5,000 167,898
Tosoh Corp. ................. 3,500 47,563
TOTO Ltd. .................. 1,700 56,956
Toyota Industries Corp. .......... 1,900 105,851
Toyota Motor Corp. ............ 134,200 1,910,392
Toyota Tsusho Corp. ............ 2,800 119,384
Trend Micro, Inc. .............. 1,600 78,497
Unicharm Corp. ............... 5,100 209,639
USS Co. Ltd. ................. 2,900 50,314
Welcia Holdings Co. Ltd. ......... 1,200 25,690
West Japan Railway Co. ......... 2,700 111,217
Yakult Honsha Co. Ltd. .......... 1,600 116,257
Yamaha Corp. ................ 1,900 73,386
Yamaha Motor Co. Ltd. .......... 3,700 96,832
Yamato Holdings Co. Ltd. ........ 3,700 63,512
Yaskawa Electric Corp. .......... 2,900 127,194
Yokogawa Electric Corp. ......... 3,000 48,851
Z Holdings Corp. .............. 33,400 94,704
ZOZO, Inc. .................. 1,400 32,021
41,930,611
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 2,182 45,227
Security
Shares
Shares Value
Luxembourg — 0.2%
ArcelorMittal SA ............... 6,664 $ 201,894
Eurofins Scientific SE ........... 1,690 113,162
315,056
Macau — 0.2%
(c)
Galaxy Entertainment Group Ltd. ... 28,000 187,297
Sands China Ltd. .............. 30,400 105,609
292,906
Netherlands — 5.4%
ABN AMRO Bank NV, CVA
(d)(e)
..... 5,581 88,500
Adyen NV
(c)(d)(e)
............... 272 433,413
Aegon NV ................... 23,684 101,679
Akzo Nobel NV ............... 2,373 185,603
Argenx SE
(c)
................. 697 258,835
ASM International NV ........... 595 241,511
ASML Holding NV ............. 5,101 3,476,067
Euronext NV
(d)(e)
............... 1,072 82,088
EXOR NV
(c)
.................. 1,319 108,764
Heineken Holding NV ........... 1,267 116,245
Heineken NV ................ 3,261 350,397
IMCD NV ................... 713 116,587
ING Groep NV ................ 47,021 558,391
JDE Peet's NV ............... 1,309 38,074
Koninklijke Ahold Delhaize NV ..... 13,200 450,980
Koninklijke DSM NV ............ 2,201 260,476
Koninklijke KPN NV ............ 41,295 145,919
Koninklijke Philips NV ........... 11,111 204,075
NN Group NV ................ 3,596 130,570
OCI NV .................... 1,324 44,883
Randstad NV ................ 1,562 92,728
Shell plc .................... 89,306 2,545,096
Universal Music Group NV ....... 8,983 227,492
Wolters Kluwer NV ............. 3,329 420,242
10,678,615
New Zealand — 0.2%
Auckland International Airport Ltd.
(c)
. 15,598 84,884
Fisher & Paykel Healthcare Corp. Ltd. 7,121 119,041
Mercury NZ Ltd. ............... 8,325 32,929
Meridian Energy Ltd. ........... 17,039 56,055
Spark New Zealand Ltd. ......... 24,652 78,102
Xero Ltd.
(c)
.................. 1,667 101,106
472,117
Norway — 0.6%
Aker BP ASA ................. 3,993 97,928
DNB Bank ASA ............... 11,839 211,868
Equinor ASA ................. 12,065 342,989
Gjensidige Forsikring ASA
(b)
....... 2,659 43,481
Kongsberg Gruppen ASA ........ 1,124 45,435
Mowi ASA ................... 5,182 95,846
Norsk Hydro ASA .............. 17,128 127,834
Orkla ASA ................... 9,790 69,436
Salmar ASA ................. 740 32,234
Telenor ASA ................. 8,961 105,069
1,172,120
Portugal — 0.2%
EDP - Energias de Portugal SA .... 34,499 187,982
Galp Energia SGPS SA ......... 6,665 75,416
Jeronimo Martins SGPS SA ....... 3,761 88,282
351,680

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Singapore — 1.7%
CapitaLand Integrated Commercial
Trust .................... 63,356 $ 94,491
Capitaland Investment Ltd. ....... 34,092 94,589
CapLand Ascendas REIT ........ 43,390 93,558
City Developments Ltd. .......... 5,431 30,136
DBS Group Holdings Ltd. ........ 22,867 568,514
Genting Singapore Ltd. .......... 80,400 67,858
Grab Holdings Ltd., Class A
(c)
...... 16,427 49,445
Jardine Cycle & Carriage Ltd. ..... 1,300 30,614
Keppel Corp. Ltd. .............. 19,002 80,620
Mapletree Logistics Trust ........ 43,932 56,671
Mapletree Pan Asia Commercial Trust 29,200 39,590
Oversea-Chinese Banking Corp. Ltd. 42,535 396,502
Sea Ltd., ADR, Class A
(b)(c)
........ 4,524 391,552
Sembcorp Marine Ltd.
(c)
......... 585,453 52,545
Singapore Airlines Ltd. .......... 18,000 77,643
Singapore Exchange Ltd. ........ 9,500 67,274
Singapore Technologies Engineering
Ltd. ..................... 20,781 57,207
Singapore Telecommunications Ltd. . 105,750 195,941
STMicroelectronics NV .......... 8,621 459,359
United Overseas Bank Ltd. ....... 15,059 337,759
UOL Group Ltd. ............... 5,646 29,479
Venture Corp. Ltd. ............. 3,600 47,914
3,319,261
South Africa — 0.3%
Anglo American plc ............ 16,043 533,614
South Korea — 0.0%
Delivery Hero SE
(c)(d)(e)
........... 2,084 71,095
Spain — 2.6%
Acciona SA .................. 310 62,198
ACS Actividades de Construccion y
Servicios SA ............... 2,685 85,517
Aena SME SA
(c)(d)(e)
............ 947 153,138
Amadeus IT Group SA
(c)
......... 5,665 380,028
Banco Bilbao Vizcaya Argentaria SA . 77,160 551,645
Banco Santander SA ........... 212,699 792,619
CaixaBank SA ................ 55,896 218,104
Cellnex Telecom SA
(d)(e)
.......... 6,832 265,681
Corp. ACCIONA Energias Renovables
SA ..................... 837 32,460
EDP Renovaveis SA ............ 3,638 83,332
Enagas SA .................. 3,015 57,935
Endesa SA .................. 4,163 90,420
Ferrovial SA ................. 6,221 183,192
Grifols SA, Class A
(c)
............ 3,727 36,891
Iberdrola SA ................. 78,145 973,515
Industria de Diseno Textil SA ...... 13,893 466,738
Naturgy Energy Group SA ........ 1,828 55,029
Red Electrica Corp. SA .......... 5,101 89,759
Repsol SA .................. 17,475 268,728
Telefonica SA ................ 66,984 288,488
5,135,417
Sweden — 3.1%
Alfa Laval AB ................ 3,904 139,401
Assa Abloy AB, Class B ......... 12,770 305,873
Atlas Copco AB, Class A ......... 34,375 435,475
Atlas Copco AB, Class B ......... 19,432 223,521
Boliden AB .................. 3,567 140,127
Electrolux AB, Class B .......... 2,964 36,026
Embracer Group AB
(c)
........... 8,134 38,127
Epiroc AB, Class A ............. 8,622 171,147
Epiroc AB, Class B ............. 5,107 87,077
Security
Shares
Shares Value
Sweden (continued)
EQT AB .................... 3,709 $ 75,765
Essity AB, Class B ............. 7,695 219,799
Evolution AB
(d)(e)
............... 2,298 307,882
Fastighets AB Balder, Class B
(c)
.... 7,698 31,628
Getinge AB, Class B ............ 2,861 69,775
H & M Hennes & Mauritz AB, Class B 9,219 131,809
Hexagon AB, Class B ........... 24,392 280,737
Holmen AB, Class B ............ 1,179 45,453
Husqvarna AB, Class B .......... 5,551 48,182
Industrivarden AB, Class A ....... 1,637 44,244
Industrivarden AB, Class C ....... 1,883 50,774
Indutrade AB ................. 3,433 73,058
Investment AB Latour, Class B ..... 1,900 38,680
Investor AB, Class A ............ 6,238 127,286
Investor AB, Class B ............ 23,445 467,039
Kinnevik AB, Class B
(c)
.......... 2,905 43,438
L E Lundbergforetagen AB, Class B . 1,010 45,740
Lifco AB, Class B .............. 2,916 62,877
Nibe Industrier AB, Class B ....... 19,050 217,153
Sagax AB, Class B ............. 2,393 55,159
Sandvik AB .................. 13,403 284,489
Securitas AB, Class B ........... 6,541 58,186
Skandinaviska Enskilda Banken AB,
Class A
(c)
................. 20,716 228,669
Skanska AB, Class B ........... 4,093 62,691
SKF AB, Class B .............. 4,613 90,862
Svenska Cellulosa AB SCA, Class B . 7,777 102,427
Svenska Handelsbanken AB, Class A 18,412 159,464
Swedbank AB, Class A .......... 11,445 188,209
Swedish Orphan Biovitrum AB
(c)
.... 2,123 49,467
Tele2 AB, Class B ............. 7,161 71,274
Telefonaktiebolaget LM Ericsson, Class
B ...................... 36,722 215,258
Telia Co. AB ................. 33,556 85,207
Volvo AB, Class A ............. 2,528 54,377
Volvo AB, Class B ............. 18,969 390,888
Volvo Car AB, Class B
(b)(c)
........ 7,491 32,771
6,087,491
Switzerland — 5.9%
ABB Ltd. (Registered) ........... 19,989 687,652
Adecco Group AG (Registered) .... 2,047 74,562
Alcon, Inc. .................. 6,308 447,789
Bachem Holding AG ............ 390 39,219
Baloise Holding AG (Registered) ... 599 93,274
Banque Cantonale Vaudoise
(Registered) ............... 383 36,142
Barry Callebaut AG (Registered) .... 42 88,988
BKW AG ................... 269 42,295
Chocoladefabriken Lindt & Spruengli
AG ..................... 13 153,538
Chocoladefabriken Lindt & Spruengli
AG (Registered) ............ 1 118,436
Cie Financiere Richemont SA
(Registered) ............... 6,597 1,057,870
Clariant AG (Registered)
(c)
........ 2,648 43,929
Credit Suisse Group AG (Registered)
(b)
45,806 41,135
EMS-Chemie Holding AG (Registered) 88 72,743
Geberit AG (Registered) ......... 450 251,301
Givaudan SA (Registered) ........ 114 371,046
Julius Baer Group Ltd. .......... 2,750 187,848
Kuehne + Nagel International AG
(Registered) ............... 668 198,954
Logitech International SA (Registered) 2,185 127,531
Lonza Group AG (Registered) ..... 940 565,880
Novartis AG (Registered) ........ 27,398 2,515,644

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Switzerland (continued)
Partners Group Holding AG ....... 287 $ 270,274
Schindler Holding AG ........... 508 112,562
Schindler Holding AG (Registered) .. 295 62,428
SGS SA (Registered) ........... 80 176,460
SIG Group AG
(c)
............... 3,869 99,678
Sika AG (Registered) ........... 1,831 513,587
Sonova Holding AG (Registered) ... 662 195,283
Straumann Holding AG (Registered) . 1,401 210,129
Swatch Group AG (The) ......... 366 126,047
Swatch Group AG (The) (Registered) 685 43,434
Swiss Life Holding AG (Registered) .. 387 238,820
Swiss Prime Site AG (Registered) ... 947 78,750
Swisscom AG (Registered) ....... 329 209,959
Temenos AG (Registered) ........ 760 52,885
UBS Group AG (Registered) ...... 42,141 891,737
VAT Group AG
(d)(e)
............. 338 122,114
Zurich Insurance Group AG ....... 1,902 911,436
11,531,359
United Kingdom — 11.3%
3i Group plc ................. 12,301 256,396
Abrdn plc ................... 28,351 71,356
Admiral Group plc ............. 2,316 58,157
Ashtead Group plc ............. 5,475 336,192
Associated British Foods plc ...... 4,434 106,407
AstraZeneca plc .............. 19,624 2,718,991
Auto Trader Group plc
(d)(e)
........ 12,141 92,608
Aviva plc ................... 35,286 176,258
BAE Systems plc .............. 39,552 478,426
Barclays plc ................. 198,988 358,160
Barratt Developments plc ........ 12,384 71,267
Berkeley Group Holdings plc ...... 1,414 73,256
BP plc ..................... 229,626 1,451,357
British American Tobacco plc ...... 26,909 943,279
British Land Co. plc (The) ........ 11,235 53,891
BT Group plc ................. 87,345 157,337
Bunzl plc ................... 4,215 159,211
Burberry Group plc ............. 4,960 158,818
CK Hutchison Holdings Ltd. ....... 34,159 211,330
CNH Industrial NV ............. 13,131 200,920
Coca-Cola Europacific Partners plc .. 2,626 155,433
Compass Group plc ............ 22,354 561,791
Croda International plc .......... 1,754 140,975
DCC plc .................... 1,285 74,904
Diageo plc .................. 28,938 1,291,494
Entain plc ................... 7,296 113,308
Halma plc ................... 4,761 131,435
Hargreaves Lansdown plc ........ 4,262 42,221
HSBC Holdings plc ............ 252,892 1,718,781
Imperial Brands plc ............ 11,350 261,001
Informa plc .................. 17,919 153,592
InterContinental Hotels Group plc ... 2,306 150,964
Intertek Group plc ............. 2,023 101,321
J Sainsbury plc ............... 20,732 71,343
JD Sports Fashion plc ........... 32,430 71,418
Johnson Matthey plc ........... 2,312 56,682
Just Eat Takeaway.com NV
(c)(d)(e)
.... 2,264 43,204
Kingfisher plc ................ 26,020 84,110
Land Securities Group plc ........ 9,146 70,210
Legal & General Group plc ....... 73,837 218,381
Lloyds Banking Group plc ........ 848,506 498,878
London Stock Exchange Group plc .. 4,842 470,302
M&G plc .................... 28,223 69,176
Melrose Industries plc ........... 53,740 110,680
National Grid plc .............. 45,846 620,159
NatWest Group plc ............. 67,588 220,542
Security
Shares
Shares Value
United Kingdom (continued)
Next plc .................... 1,599 $ 129,966
Ocado Group plc
(c)
............. 7,304 48,363
Pearson plc ................. 8,279 86,639
Persimmon plc ............... 4,139 64,269
Phoenix Group Holdings plc ...... 9,423 63,666
Reckitt Benckiser Group plc ....... 9,004 685,002
RELX plc ................... 24,256 785,577
Rentokil Initial plc .............. 31,528 230,424
Rolls-Royce Holdings plc
(c)
....... 107,406 197,827
Sage Group plc (The) ........... 13,453 129,101
Schroders plc
(b)
............... 8,470 48,300
Segro plc
(b)
.................. 14,984 142,735
Severn Trent plc .............. 3,146 111,755
Smith & Nephew plc ............ 11,036 153,406
Smiths Group plc .............. 4,753 100,805
Spirax-Sarco Engineering plc ...... 917 134,637
SSE plc
(b)
................... 13,403 299,073
St. James's Place plc ........... 6,981 104,753
Standard Chartered plc .......... 31,600 239,499
Taylor Wimpey plc ............. 45,830 67,424
Tesco plc ................... 93,584 306,809
Unilever plc .................. 32,027 1,659,608
United Utilities Group plc ......... 8,430 110,327
Vodafone Group plc ............ 333,507 367,891
Whitbread plc ................ 2,676 98,855
WPP plc .................... 13,817 164,159
22,166,792
United States — 7.2%
Computershare Ltd. ............ 6,833 99,251
CSL Ltd. .................... 6,104 1,182,164
CyberArk Software Ltd.
(c)
......... 497 73,546
Experian plc ................. 11,689 384,892
GSK plc .................... 51,476 909,546
Haleon plc .................. 64,346 255,611
Holcim AG
(c)
................. 6,968 449,376
James Hardie Industries plc, CDI ... 5,744 123,632
Nestle SA (Registered) .......... 34,746 4,236,599
QIAGEN NV
(c)
................ 2,837 129,215
Roche Holding AG ............. 9,233 2,643,202
Sanofi ..................... 14,404 1,562,528
Schneider Electric SE ........... 6,839 1,142,961
Stellantis NV ................. 27,565 501,305
Swiss Re AG ................. 3,811 391,518
Tenaris SA .................. 6,279 88,968
14,174,314
Total Common Stocks — 98.4%
(Cost: $175,402,480) ............................. 193,070,880
Preferred Securities
Preferred Stocks — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG
(Preference) ............... 733 74,926
Dr Ing hc F Porsche AG (Preference)
(c)
1,439 184,695
Henkel AG & Co. KGaA (Preference) 2,243 175,479
Porsche Automobil Holding SE
(Preference) ............... 1,910 109,647
Sartorius AG (Preference) ........ 308 129,809

BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Germany (continued)
Volkswagen AG (Preference) ...... 2,370 $ 323,439
997,995
Total Preferred Stocks — 0.5%
(Cost: $754,802) ................................ 997,995
Total Long-Term Investments — 98.9%
(Cost: $176,157,282) ............................. 194,068,875
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.9%
(f)(g)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.70% ...... 131,098 $ 131,098
SL Liquidity Series, LLC, Money Market
Series, 5.01%
(h)
............. 5,642,183 5,642,748
Total Short-Term Securities — 2.9%
(Cost: $5,774,351) .............................. 5,773,846
Total Investments — 101.8%
(Cost: $181,931,633) ............................. 199,842,721
Liabilities in Excess of Other Assets — (1.8)% ............ (3,558,158)
Net Assets — 100.0% .............................. $ 196,284,563
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
All or a portion of this security is on loan.
(c)
Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 316,141 $ — $ (185,043)
(a)
$ — $ — $ 131,098 131,098 $ 1,428 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 2,192,448 3,449,806
(a)
— 1,443 (949) 5,642,748 5,642,183 3,925
(b)
—
$ 1,443 $ (949) $ 5,773,846 $ 5,353 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock International Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SGX Nikkei 225 Index ....................................................... 4 06/08/23 $ 425 $ 2,290
SPI 200 Index ............................................................ 2 06/15/23 241 2,694
EURO STOXX 50 Index ..................................................... 18 06/16/23 833 34,433
FTSE 100 Index ........................................................... 5 06/16/23 472 7,441
$ 46,858
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 15,159,150 $ — $ 15,159,150
Austria .............................................. — 451,134 — 451,134
Belgium ............................................. — 1,711,131 — 1,711,131
Brazil ............................................... — 92,441 — 92,441
Chile ............................................... — 94,960 — 94,960
China ............................................... — 1,197,077 — 1,197,077
Denmark ............................................. — 5,936,050 — 5,936,050
Finland .............................................. — 2,345,636 — 2,345,636
France .............................................. — 20,740,327 — 20,740,327
Germany ............................................ — 15,591,328 — 15,591,328
Hong Kong ........................................... 32,769 4,888,209 — 4,920,978
Ireland .............................................. 116,790 1,122,033 — 1,238,823
Israel ............................................... 362,016 870,691 — 1,232,707
Italy ................................................ — 4,081,463 — 4,081,463
Japan ............................................... 41,574 41,889,037 — 41,930,611
Jordan .............................................. — 45,227 — 45,227

BlackRock International Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Luxembourg .......................................... $ — $ 315,056 $ — $ 315,056
Macau .............................................. — 292,906 — 292,906
Netherlands ........................................... 38,074 10,640,541 — 10,678,615
New Zealand .......................................... — 472,117 — 472,117
Norway .............................................. — 1,172,120 — 1,172,120
Portugal ............................................. — 351,680 — 351,680
Singapore ............................................ 440,997 2,878,264 — 3,319,261
South Africa ........................................... — 533,614 — 533,614
South Korea .......................................... — 71,095 — 71,095
Spain ............................................... — 5,135,417 — 5,135,417
Sweden ............................................. — 6,087,491 — 6,087,491
Switzerland ........................................... — 11,531,359 — 11,531,359
United Kingdom ........................................ 155,433 22,011,359 — 22,166,792
United States .......................................... 73,546 14,100,768 — 14,174,314
Preferred Securities ....................................... — 997,995 — 997,995
Short-Term Securities
Money Market Funds ...................................... 131,098 — — 131,098
$ 1,392,297 $ 192,807,676 $ — $ 194,199,973
Investments Valued at NAV
(a)
..................................... 5,642,748
$ —
$ 199,842,721
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ — $ 46,858 $ — $ 46,858
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
Fair Value Hierarchy as of Period End (continued)